Note 18 - Operating Segmentation (Tables)	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the three months ended	January 31, 2023				January 31, 2022
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$24,274	$-	$-	$24,274	$16,885	$-	$-	$16,885
Non-interest income	2	1,833	(191)	1,644	-	1,422	(41)	1,381
Total revenue	24,276	1,833	(191)	25,918	16,885	1,422	(41)	18,266

Provision for credit losses	385	-	-	385	2	-	-	2
	23,891	1,833	(191)	25,533	16,883	1,422	(41)	18,264

Non-interest expenses:
Salaries and benefits	6,684	1,573	-	8,257	5,440	643	-	6,083
General and administrative	2,862	455	(191)	3,126	3,482	183	(41)	3,624
Premises and equipment	623	329	-	952	582	347	-	929
	10,169	2,357	(191)	12,335	9,504	1,173	(41)	10,636

Income (loss) before income taxes	13,722	(524)	-	13,198	7,379	249	-	7,628

Income tax provision	3,789	(8)	-	3,781	1,961	101	-	2,062

Net income (loss)	$9,933	$(516)	$-	$9,417	$5,418	$148	$-	$5,566

Total assets	$3,522,279	$23,797	$(14,386)	$3,531,690	$2,412,167	$23,767	$(20,588)	$2,415,346

Total liabilities	$3,174,197	$27,751	$(21,435)	$3,180,513	$2,072,691	$25,147	$(19,443)	$2,078,395